Cybersecurity Risk Management, Strategy and Government	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

ITEM 16K CYBERSECURITY

Risk management and strategy

We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, communications systems, hardware and software, and our critical data, including intellectual property, and confidential information that is proprietary, strategic or competitive in nature (“Information Systems and Data”).

Under the supervision of our board of directors, our Cybersecurity Incident Response Teams (as defined below) help identify, assess and manage our cybersecurity threats and risks. Depending on the environment, we implement and maintain various technical, physical, and organizational measures, processes, standards and policies designed to manage and mitigate risks from cybersecurity threats to our Information Systems and Data, including, technical safeguards, procedural protocols, an intensive monitoring program of our corporate network, ongoing internal and external evaluations of our security measures, a solid incident response framework, and regular cybersecurity training sessions for our employees.

Our assessment and management of material risks from cybersecurity threats are integrated into the Company’s overall risk management processes. For example, (1) cybersecurity risk is addressed as a component of the our enterprise risk management program; (2) the Cybersecurity Incident Response Teams coordinate and work together to prioritize our risk management processes and mitigate cybersecurity threats that are more likely to lead to a material impact to our business; (3) our senior management evaluates material risks from cybersecurity threats against our overall business objectives and reports to the board of directors, which evaluates our overall enterprise risk.

We engage external experts and legal advisors to assist us to identify, assess, and manage material risks from cybersecurity threats, depending on the situation.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Governance

Our board of directors addresses the Company’s cybersecurity risk management as part of its general oversight function. The board of directors is responsible for overseeing our cybersecurity risk management processes, including oversight and mitigation of risks from cybersecurity threats.

Under the supervision of our board of directors, our cybersecurity risk assessment and management processes are implemented and maintained by various dedicated teams, mainly including (a) members of senior management, (b) personal information protection officer responsible for overseeing the implementation of our information and security system, (c) incident response operating team, (d) incident response handling team, and (e) public relations team (“Cybersecurity Incident Response Teams").

We have adopted a cybersecurity incident response policy which provides cybersecurity incident response workflow among our Cybersecurity Incident Response Teams, among others.

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Our incident response operating team continuously and promptly monitors, investigates and assesses reported cybersecurity incidents.
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Our personal information protection officer shall promptly investigate the reported cybersecurity incident and report to Company’s senior management any such incident that may have a material adverse effect on the Company’s business operations, financial performance, information and security system, and /or Company’s reputation. The personal information protection officer shall also supervise the measures taken to mitigate the risks or losses relating to such cybersecurity incident, among others.
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Our senior management will work together with all relevant parties, to investigate and assess the materiality of the cybersecurity incidents, and to supervise the mitigation measures, among others.

Our board of directors shall receive reports from our senior management regarding the Company’s material cybersecurity threats and incidents, as well as the processes and measures the Company has implemented to address them. The board also shall receive various reports, summaries or presentations related to cybersecurity from the senior management from time to time.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

Our assessment and management of material risks from cybersecurity threats are integrated into the Company’s overall risk management processes. For example, (1) cybersecurity risk is addressed as a component of the our enterprise risk management program; (2) the Cybersecurity Incident Response Teams coordinate and work together to prioritize our risk management processes and mitigate cybersecurity threats that are more likely to lead to a material impact to our business; (3) our senior management evaluates material risks from cybersecurity threats against our overall business objectives and reports to the board of directors, which evaluates our overall enterprise risk.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors addresses the Company’s cybersecurity risk management as part of its general oversight function. The board of directors is responsible for overseeing our cybersecurity risk management processes, including oversight and mitigation of risks from cybersecurity threats.

Under the supervision of our board of directors, our cybersecurity risk assessment and management processes are implemented and maintained by various dedicated teams, mainly including (a) members of senior management, (b) personal information protection officer responsible for overseeing the implementation of our information and security system, (c) incident response operating team, (d) incident response handling team, and (e) public relations team (“Cybersecurity Incident Response Teams").

We have adopted a cybersecurity incident response policy which provides cybersecurity incident response workflow among our Cybersecurity Incident Response Teams, among others.

•
Our incident response operating team continuously and promptly monitors, investigates and assesses reported cybersecurity incidents.
•
Our personal information protection officer shall promptly investigate the reported cybersecurity incident and report to Company’s senior management any such incident that may have a material adverse effect on the Company’s business operations, financial performance, information and security system, and /or Company’s reputation. The personal information protection officer shall also supervise the measures taken to mitigate the risks or losses relating to such cybersecurity incident, among others.
•
Our senior management will work together with all relevant parties, to investigate and assess the materiality of the cybersecurity incidents, and to supervise the mitigation measures, among others.

Our board of directors shall receive reports from our senior management regarding the Company’s material cybersecurity threats and incidents, as well as the processes and measures the Company has implemented to address them. The board also shall receive various reports, summaries or presentations related to cybersecurity from the senior management from time to time.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors shall receive reports from our senior management regarding the Company’s material cybersecurity threats and incidents, as well as the processes and measures the Company has implemented to address them. The board also shall receive various reports, summaries or presentations related to cybersecurity from the senior management from time to time.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
•
Our incident response operating team continuously and promptly monitors, investigates and assesses reported cybersecurity incidents.
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Our personal information protection officer shall promptly investigate the reported cybersecurity incident and report to Company’s senior management any such incident that may have a material adverse effect on the Company’s business operations, financial performance, information and security system, and /or Company’s reputation. The personal information protection officer shall also supervise the measures taken to mitigate the risks or losses relating to such cybersecurity incident, among others.
Our senior management will work together with all relevant parties, to investigate and assess the materiality of the cybersecurity incidents, and to supervise the mitigation measures, among others.
Cybersecurity Risk Role of Management [Text Block]	our senior management evaluates material risks from cybersecurity threats against our overall business objectives and reports to the board of directors, which evaluates our overall enterprise risk. shall promptly investigate the reported cybersecurity incident and report to Company’s senior management any such incident that may have a material adverse effect on the Company’s business operations, financial performance, information and security system, and /or Company’s reputation. The personal information protection officer shall also supervise the measures taken to mitigate the risks or losses relating to such cybersecurity incident, among others.
•
Our senior management will work together with all relevant parties, to investigate and assess the materiality of the cybersecurity incidents, and to supervise the mitigation measures, among others.

Our board of directors shall receive reports from our senior management regarding the Company’s material cybersecurity threats and incidents, as well as the processes and measures the Company has implemented to address them. The board also shall receive various reports, summaries or presentations related to cybersecurity from the senior management from time to time.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	members of senior management, (b) personal information protection officer responsible for overseeing the implementation of our information and security system
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	shall promptly investigate the reported cybersecurity incident and report to Company’s senior management any such incident that may have a material adverse effect on the Company’s business operations, financial performance, information and security system, and /or Company’s reputation. The personal information protection officer shall also supervise the measures taken to mitigate the risks or losses relating to such cybersecurity incident, among others.Our senior management will work together with all relevant parties, to investigate and assess the materiality of the cybersecurity incidents, and to supervise the mitigation measures, among others
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true